SUBSEQUENT EVENTS (Narrative) (Details) $ / shares in Units, $ / shares in Units, $ in Millions						1 Months Ended							12 Months Ended
	Jan. 10, 2023 Share $ / shares	Jan. 10, 2023 Share $ / shares	Dec. 15, 2022 Share	Dec. 15, 2020 Share	Oct. 05, 2020 Share	Feb. 28, 2023 Share $ / shares	Feb. 28, 2023 Share $ / shares	Feb. 27, 2023 CAD ($) $ / per_subscription_receipt shares	Dec. 16, 2021 Share	Feb. 24, 2021 Share	Sep. 22, 2020 Share	Mar. 16, 2020 Share	Dec. 31, 2022 USD ($) Share $ / shares	Dec. 31, 2021 USD ($) Share $ / shares	Dec. 31, 2020 USD ($) Share $ / shares	Feb. 27, 2023 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Number of share options granted			75,250	290,729	40,000				391,510	100,000	40,000	80,000	75,250	491,510	450,729
Exercise price of share options granted | $ / shares													$ 0.64	$ 2.31	$ 3.23
Value of loan agreement | $													$ 394,960	$ 597,537	$ 493,058
Restricted Share Units [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of units granted													253,251	488,856	358,203
Deferred Share Units [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of units granted													170,858	228,168	87,500
Subsequent Events [Member] | Employees, directors, and officers [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of share options granted	479,760	479,760
Exercise price of share options granted | (per share)	$ 0.87	$ 0.65
Subsequent Events [Member] | Restricted Share Units [Member] | Employees, directors, and officers [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of units granted	290,310	290,310
Subsequent Events [Member] | Deferred Share Units [Member] | Employees, directors, and officers [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of units granted	247,500	247,500
Subsequent Events [Member] | Exercise price of $2.60 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of share options expired						90,000	90,000
Exercise price of options expired | (per share)						$ 3.2	$ 2.6
Subsequent Events [Member] | Exercise price of $2.30 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of share options expired						100,000	100,000
Exercise price of options expired | (per share)						$ 2.95	$ 2.3
Subsequent Events [Member] | At Market Merger With Millennial Precious Metals Corp [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued at market merger per common share | shares								0.23
Subsequent Events [Member] | Bought Deal Private Placement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from subscription receipts | $								$ 24.5
Price per subscription receipt | $ / per_subscription_receipt								0.7
Number of subscription receipts issued | shares								35,000,000
Payment to Underwriters | $								$ 0.3
Underwriters commission								25.00%
Subsequent Events [Member] | Non-Brokered Private Placement With Wheaton Precious Metals [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from subscription receipts | $								$ 10.5
Price per subscription receipt | $ / per_subscription_receipt								0.7
Number of subscription receipts issued | shares								15,000,000
Subsequent Events [Member] | Loan Agreement With Beedie Investments Ltd [Member]
Disclosure of non-adjusting events after reporting period [line items]
Value of loan agreement | $																$ 10,000,000
Percentage of premium to issue price								35.00%
Annual interest rate													8.75%			9.25%